SHARE-BASED COMPENSATION - Compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	¥ 3,215,549		¥ 2,425,249		¥ 1,538,287
Tax Benefit From Compensation Expense | $		$ 0		$ 0		$ 0
Cost of revenues
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	502,523	70,779	356,844		406,131
Sales and marketing expenses
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	180,465	25,418	121,396		110,446
General and administrative expenses
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	2,345,895	330,412	1,659,755		595,732
Research and development expenses
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	186,666	$ 26,291	287,254		425,978
Employee Stock Option
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	771,151		970,551		1,504,025
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	813,294		361,071		34,262
Share-based compensation related to restricted shares (c)
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	¥ 1,631,104		¥ 1,093,627		¥ 0